Income Tax Expense Relationship between net income loss before income tax expense and Income tax expense benefit (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net income before income tax expense	₩ 1,949,506	$ 1,826,372	₩ 1,553,389	₩ 1,451,946
Tax calculated at statutory tax rate	471,318		375,458	350,909
Adjustments:
Effect of income that is exempt from taxation	(55,983)		(75,166)	(56,247)
Effect of expense that is not deductible in determining taxable profit	22,254		13,664	50,152
Adjustments recognized in the current period in relation to the current tax of prior periods	(5,209)		(22,138)	(27,038)
Effect on deferred tax balances due to the change in income tax rate from 24.2% to 27.5% (effective January 1, 2018)	(35,987)
Others	23,025		(15,962)	58,778
Sub total	(51,900)		(99,602)	25,645
Income tax expense	₩ 419,418		₩ 275,856	₩ 376,554
Effective tax rate	21.51%	21.51%	17.76%	25.93%
Description of applicable tax rate by taxable income	Applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for from 200 million Won to 20 billion Won, 3) 24.2% for above 20 billion Won.	Applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for from 200 million Won to 20 billion Won, 3) 24.2% for above 20 billion Won.	Applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for from 200 million Won to 20 billion Won, 3) 24.2% for above 20 billion Won.	Applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for from 200 million Won to 20 billion Won, 3) 24.2% for above 20 billion Won.